EQUITY METHOD INVESTMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS

NOTE 7 – EQUITY METHOD INVESTMENTS

On August 15, 2014, we acquired a 50% interest in Cannabinoid Research & Development Company Limited (“CRD”), a Jamaican company, in exchange for 40,000 shares of our common stock valued at $88,000 based on the previous day’s closing price of our stock. We also committed to provide expertise on design-build, genetics, cultivation, production, processing, productizing, labeling, packaging, marketing, branding and distribution of products, as well as use of our intellectual property in the operations of CRD. As of September 30, 2016, CRD did not have any operations or operating activities. We accounted for this $88,000 as an equity method investment on our condensed consolidated balance sheets.

NOTE 7 – EQUITY METHOD INVESTMENTS

Our equity method investments consist of:

	December 31,
	2015	2014
Lone Mountain Partners, LLC – 25% interest	$—	$50,000
Cannabinoid Research & Development Company Limited – 50% interest	88,000	88,000
Total equity method investments	$88,000	$138,000

Lone Mountain

On August 14, 2014, we acquired a 25% membership interest in Lone Mountain Partners, LLC, (“Lone Mountain”) for $50,000 and a commitment to provide future services, including, but not limited to, assisting with the application to obtain licenses to operate a medical marijuana entity in Nevada and to provide  standard operating procedures, security protocols, extract processing and equipment design, cultivation and processing center management, staffing and assistance with ongoing management of Lone Mountain. During the second half of 2014, we advanced Lone Mountain $40,900 for license application fees. As of December 31, 2014, Lone Mountain did not have any operations or operating activities. We accounted for our $50,000 cash contribution as an equity method investment and the $40,900 advance as amounts due from related parties on our consolidated balance sheets.

During the first half of 2015, Lone Mountain incurred operating losses in excess of $400,000. We recognized our 25% share of these losses up to the carrying amount of our equity method investment and advances to Lone Mountain and included this total $90,900 expense in equity in net loss of unconsolidated affiliate in our consolidated statements of operations.

We entered into a settlement agreement effective July 16, 2015, as amended on September 9, 2015, whereby we transferred our 25% equity interest in LMP to one of the LMP members in exchange for a mutual release from all claims against us, LMP and the other LMP members. This transaction did not impact our consolidated financial statements as we had previously written off our investment in and advances to LMP.

CRD

On August 15, 2014, we acquired a 50% interest in Cannabinoid Research & Development Company Limited (“CRD”), a Jamaican company, in exchange for 40,000 shares of our common stock valued at $88,000 based on the previous day’s closing price of our stock. We also committed to provide expertise on design-build, genetics, cultivation, production, processing, productizing, labeling, packaging, marketing, branding and distribution of products, as well as use of our intellectual property in the operations of CRD. As of December 31, 2015, CRD did not have any operations or operating activities. We accounted for this $88,000 as an Equity method investment on our consolidated balance sheets.